SUBSEQUENT EVENTS (Details 3) (USD $)	12 Months Ended		0 Months Ended		9 Months Ended		9 Months Ended		0 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2014 Bcl Equipment Leasing Llc [Member]	Jul. 10, 2014 Nations Equipment Finance [Member]	Sep. 30, 2014 Lay Flat Hose [Member] Capital Lease Obligations [Member]	Dec. 31, 2013 Lay Flat Hose [Member] Capital Lease Obligations [Member]	Sep. 30, 2014 Flowback Systems, Evaporator Systems, And Generators [Member] Capital Lease Obligations [Member]	Dec. 31, 2013 Flowback Systems, Evaporator Systems, And Generators [Member] Capital Lease Obligations [Member]	Jun. 30, 2014 Subsequent Event [Member] Bcl Equipment Leasing Llc [Member]	Jul. 10, 2014 Subsequent Event [Member] Nations Equipment Finance [Member]	Jun. 30, 2014 Subsequent Event [Member] Lay Flat Hose [Member] Capital Lease Obligations [Member]	Jul. 10, 2014 Subsequent Event [Member] Flowback Systems, Evaporator Systems, And Generators [Member]	Jul. 10, 2014 Subsequent Event [Member] Flowback Systems, Evaporator Systems, And Generators [Member] Capital Lease Obligations [Member]
Subsequent Event [Line Items]
Capital lease		$ 5,153,518			$ 3,244,976		$ 1,908,542				$ 3,244,976		$ 1,908,542
Term	2 years				24 months		36 months				24 months		39 months
Purchase price for property sold			828,546	1,209,908					828,546	1,166,899
Deferred gain on sale of property			49,579	84,804					49,579	84,804
Monthly payments					150,769		52,485						52,485
Purchase option												572,563
Capital lease obligation, remaining lease payments		6,687,914										2,590,612
Initial payments due												$ 0